Related Parties - Summary of Operating Transactions with Key Management Personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [abstract]
Revenues	$ 6,811	$ 21,100
Receivables due from related parties		$ 4,287